UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  028-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

 /s/  Gerald Hill     Souderton, PA     February 08, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    70

Form 13F Information Table Value Total:    $160,838 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2286    24621 SH       OTHER                   24621        0        0
ABBOTT LABS                    COM              002824100     2442    37288 SH       OTHER                   37288        0        0
ADOBE SYS INC                  COM              00724F101     1629    43225 SH       OTHER                   43225        0        0
AETNA INC NEW                  COM              00817Y108     2078    44882 SH       OTHER                   44882        0        0
AIR PRODS & CHEMS INC          COM              009158106     1436    17091 SH       OTHER                   17091        0        0
ALLSTATE CORP                  COM              020002101     2945    73321 SH       OTHER                   73321        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     2277    52743 SH       OTHER                   52743        0        0
APPLE INC                      COM              037833100     3869     7271 SH       OTHER                    7271        0        0
APPLIED MATLS INC              COM              038222105     1385   121042 SH       OTHER                  121042        0        0
AT&T INC                       COM              00206R102     2452    72748 SH       OTHER                   72748        0        0
BANK OF AMERICA CORPORATION    COM              060505104      137    11809 SH       SOLE                    11809        0        0
BECTON DICKINSON & CO          COM              075887109     2055    26279 SH       OTHER                   26279        0        0
BROADCOM CORP                  CL A             111320107     1932    58187 SH       OTHER                   58187        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2709    46764 SH       OTHER                   46764        0        0
CATERPILLAR INC DEL            COM              149123101     2538    28318 SH       OTHER                   28318        0        0
CHEVRON CORP NEW               COM              166764100      703     6500 SH       OTHER                    6500        0        0
COCA COLA CO                   COM              191216100     3126    86247 SH       OTHER                   86247        0        0
COMCAST CORP NEW               CL A SPL         20030N200     2884    80302 SH       OTHER                   80302        0        0
CONOCOPHILLIPS                 COM              20825C104     2722    46945 SH       OTHER                   46945        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2436    35846 SH       OTHER                   35846        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2591    52046 SH       OTHER                   52046        0        0
E M C CORP MASS                COM              268648102     2616   103401 SH       OTHER                  103401        0        0
ENTERGY CORP NEW               COM              29364G103     1209    18965 SH       OTHER                   18965        0        0
EXELON CORP                    COM              30161N101      226     7593 SH       OTHER                    7593        0        0
EXXON MOBIL CORP               COM              30231G102     4466    51600 SH       OTHER                   51600        0        0
FRANKLIN RES INC               COM              354613101     2655    21124 SH       OTHER                   21124        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      875    25575 SH       OTHER                   25575        0        0
GENERAL ELECTRIC CO            COM              369604103      710    33821 SH       OTHER                   33821        0        0
GENERAL MLS INC                COM              370334104     2760    68287 SH       OTHER                   68287        0        0
GILEAD SCIENCES INC            COM              375558103     2949    40146 SH       OTHER                   40146        0        0
GOOGLE INC                     CL A             38259P508     3110     4397 SH       OTHER                    4397        0        0
HOME DEPOT INC                 COM              437076102     2824    45655 SH       OTHER                   45655        0        0
HONEYWELL INTL INC             COM              438516106     2695    42460 SH       OTHER                   42460        0        0
INTEL CORP                     COM              458140100     2035    98670 SH       OTHER                   98670        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2978    15547 SH       OTHER                   15547        0        0
JOHNSON & JOHNSON              COM              478160104     2817    40182 SH       OTHER                   40182        0        0
JPMORGAN CHASE & CO            COM              46625H100     2883    65577 SH       OTHER                   65577        0        0
KIMBERLY CLARK CORP            COM              494368103     2719    32201 SH       OTHER                   32201        0        0
MCDONALDS CORP                 COM              580135101     2127    24111 SH       OTHER                   24111        0        0
MERCK & CO INC NEW             COM              58933Y105      515    12569 SH       OTHER                   12569        0        0
NIKE INC                       CL B             654106103     2540    49225 SH       OTHER                   49225        0        0
NORFOLK SOUTHERN CORP          COM              655844108      331     5346 SH       OTHER                    5346        0        0
NYSE EURONEXT                  COM              629491101     2247    71229 SH       OTHER                   71229        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     1564    20411 SH       OTHER                   20411        0        0
ORACLE CORP                    COM              68389X105     2207    66239 SH       OTHER                   66239        0        0
PHILIP MORRIS INTL INC         COM              718172109     1951    23323 SH       OTHER                   23323        0        0
PHILLIPS 66                    COM              718546104     2910    54811 SH       OTHER                   54811        0        0
PNC FINL SVCS GROUP INC        COM              693475105      448     7682 SH       OTHER                    7682        0        0
POTASH CORP SASK INC           COM              73755L107     1485    36494 SH       OTHER                   36494        0        0
PPG INDS INC                   COM              693506107      257     1900 SH       SOLE                     1900        0        0
PPL CORP                       COM              69351T106     1696    59239 SH       OTHER                   59239        0        0
PRECISION CASTPARTS CORP       COM              740189105     2002    10568 SH       OTHER                   10568        0        0
PROCTER & GAMBLE CO            COM              742718109     2878    42390 SH       OTHER                   42390        0        0
QUALCOMM INC                   COM              747525103     3434    55513 SH       OTHER                   55513        0        0
SCHLUMBERGER LTD               COM              806857108     2347    33872 SH       OTHER                   33872        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209      709    17773 SH       OTHER                   17773        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      878    12291 SH       OTHER                   12291        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      786    47944 SH       OTHER                   47944        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     3206    91795 SH       OTHER                   91795        0        0
SELECT SECTOR SPDR TR          SBI MATERIALS    81369Y100      549    14624 SH       OTHER                   14624        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803     1395    48358 SH       OTHER                   48358        0        0
STATE STR CORP                 COM              857477103     2700    57433 SH       OTHER                   57433        0        0
SYSCO CORP                     COM              871829107     2311    72989 SH       OTHER                   72989        0        0
TARGET CORP                    COM              87612E106     2076    35087 SH       OTHER                   35087        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1151    30833 SH       OTHER                   30833        0        0
UNION PAC CORP                 COM              907818108     2088    16607 SH       OTHER                   16607        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2220    27070 SH       OTHER                   27070        0        0
UNIVEST CORP PA                COM              915271100    17042   996622 SH       OTHER                  996622        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2693    62227 SH       OTHER                   62227        0        0
WELLS FARGO & CO NEW           COM              949746101     2936    85893 SH       OTHER                   85893        0        0